Schedule ll (Detail) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 0.0	$ 6.5	$ 0.0
Charged to Expenses		5.1	5.4
Deductions(1)		1.7	(1.1)
Balance at End of Year		$ 9.9	6.5	$ 0.0
Predecessor [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	29.6		$ 29.6	31.4
Charged to Expenses	0.2			5.0
Deductions(1)	(1.1)			6.8
Balance at End of Year	$ 30.9			$ 29.6